ENVIRONMENTAL MATTERS	12 Months Ended
Dec. 31, 2023
Environmental Matters [Abstract]
DisclosureForEnvironmentRelatedExpenseExplanatory [Text Block]
NOTE 21. ENVIRONMENTAL MATTERS

Environment management

For Arauco, sustainability means management strategy. This strategy incorporates values, commitments and standards, that together with the adoption of best practices as well as the use of the latest available technologies, seek to continuously improve the Company’s environmental management. It is the environmental department and each of its specialists that ensure these guidelines are met and are put into practice in everyday company operations.

All Arauco’s production units have certified environmental management systems, which reinforce the Company’s commitment to environmental performance and ensure the traceability of all raw materials used.

Arauco uses several supplies in its productive processes such as wood, chemical products, and water, etc., which in turn produce liquid and gas emissions. As a way to make the Company’s environmental management more efficient, significant progress has been made to reduce consumption and emissions.

Environmental investments have been made related to the control of atmospheric emissions, process improvements, water and waste management, as well as effluent treatment, in order to improve the environmental performance of all Arauco’s business units.

These investments are reflected in the consolidated financial statements as property, plant and equipment when they refer to disbursements in major works executed and are reflected in Expenses when they refer to improvements or management not directly associated with investment projects.

Detail information of disbursements related to the environment

As of December 31, 2023 and 2022 Arauco had made and / or had committed the following disbursements in major environmental projects:

12-31-2023		Disbursements undertaken 2023				Committed Disbursements
		State	Amount	Asset	Asset/expense	Amount	Estimated
Company	Name of project	of project	ThU.S.$	Expense	destination item	ThU.S.$	date
Celulosa Arauco y Constitucion S.A.	Environmental improvement studies	In process	1,624	Assets	Properties, plants and equipments	608	2024
Celulosa Arauco y Constitucion S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	9,095	Assets	Properties, plants and equipments	4,019	2024
Celulosa Arauco y Constitucion S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	In process	5,102	Assets	Properties, plants and equipments	13,072	2024
Celulosa Arauco y Constitucion S.A.	Environmental improvement studies	In process	19,046	Expense	Operating costs	-	2024
Celulosa Arauco y Constitucion S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	In process	17,397	Expense	Operating costs	-	2024
Arauco do Brasil S.A.	Environmental improvement studies	In process	1,395	Assets	Properties, plants and equipments	918	2024
Arauco Industria de Paineis S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	3,677	Expense	Operating costs	127	2024
Forestal Arauco S.A.	Environmental improvement studies	Finished	336	Expense	Operating costs	-	2023
Forestal Arauco S.A.	Environmental improvement studies	In process	1,895	Expense	Operating costs	1,785	2023
Maderas Arauco S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	654	Assets	Properties, plants and equipments	52	2024
Celulosa y Energía Punta Pereira S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	In process	-	Assets	Properties, plants and equipments	2,650	2024
Arauco North America, Inc	Investment projects for the control and management of gas emissions from industrial process	In process	2,854	Assets	Properties, plants and equipments	697	2024
Arauco North America, Inc	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	249	Assets	Properties, plants and equipments	-	2024
Arauco North America, Inc	Investment projects for the control and management of gas emissions from industrial process	Finished	856	Assets	Properties, plants and equipments	-	2023
Arauco North America, Inc	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Finished	1,984	Assets	Properties, plants and equipments	-	2023
		TOTAL	66,164			23,928

12-31-2022		Disbursements undertaken 2022				Committed Disbursements
		State	Amount	Asset	Asset/expense	Amount	Estimated
Company	Name of project	of project	ThU.S.$	Expense	destination item	ThU.S.$	date
Celulosa Arauco y Constitucion S.A.	Environmental improvement studies	In process	6,898	Assets	Property, plant and equipment	2,029	2023
Celulosa Arauco y Constitucion S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	1,540	Assets	Property, plant and equipment	10,677	2023
Celulosa Arauco y Constitucion S.A.	Investment projects for the control and management of gas emissions from industrial process	In process	167	Assets	Property, plant and equipment	687	2023
Celulosa Arauco y Constitucion S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	In process	68	Assets	Property, plant and equipment	632	2023
Celulosa Arauco y Constitucion S.A.	Environmental improvement studies	In process	12,506	Expense	Operating cost	-	2023
Celulosa Arauco y Constitucion S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	In process	13,556	Expense	Operating cost	-	2023
Arauco Argentina S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	119	Assets	Property, plant and equipment	169	2023
Arauco Argentina S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	Finished	427	Assets	Property, plant and equipment	-	2022
Arauco Florestal Arapoti S.A.	Environmental improvement studies	Finished	724	Assets	Property, plant and equipment	-	2022
Arauco Industria de Paineis S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	4,102	Assets	Property, plant and equipment	8	2023
Arauco Industria de Paineis S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Finished	366	Assets	Property, plant and equipment	-	2022
Forestal Arauco S.A.	Environmental improvement studies	In process	1,648	Expense	Operating cost	124	2023
Maderas Arauco S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	47	Assets	Property, plant and equipment	295	2023
Maderas Arauco S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Finished	687	Expense	Operating cost	-	2022
Arauco North America, Inc	Investment projects for the control and management of gas emissions from industrial process	In process	684	Assets	Property, plant and equipment	1,651	2023
Arauco North America, Inc	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	1,369	Assets	Property, plant and equipment	454	2023
		TOTAL	44,908			16,726